Commitments and Contingency (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Oct. 29, 2021	Oct. 29, 2021	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Loss Contingencies [Line Items]
Share price	$ 0.20	$ 0.20	$ 0.02	$ 0.02
Stock issuance costs					$ 325,000
Stock Issued During Period, Value, New Issues
Underwriting Commissions [Member]
Loss Contingencies [Line Items]
Stock issuance costs	$ 2,530,000	$ 2,530,000
Marketing Fee [Member]
Loss Contingencies [Line Items]
Stock issuance costs	$ 4,427,500	$ 4,427,500
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues, shares	1,650,000		1,650,000	1,650,000
IPO [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues, shares			11,000,000	11,000,000
Stock Issued During Period, Value, New Issues			$ 110,000,000	$ 110,000,000
IPO [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues, shares	12,650,000
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Value, New Issues			$ 2,000,000
IPO [Member] | Underwriting Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues, shares			212,752
Officers and Directors [Member]
Loss Contingencies [Line Items]
Stock issued during period shares new issues, shares			300,000	300,000